Schedule of provision for income taxes (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Deferred tax assets net
SINGAPORE
Deferred tax assets gross	287,259	385,697	924,114	503,121
Valuation allowance	(287,259)	(385,697)	(924,114)	(503,121)
MALAYSIA
Deferred tax assets gross	1,327	1,799	13,644	19,466
Valuation allowance	$ (1,327)	$ (1,799)	$ (13,644)	$ (19,466)